                                                                                           Registration No. 2-86903
                                                                                                  File No. 811-3864

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         [X]

         PRE-EFFECTIVE AMENDMENT NO.                                                                           [  ]

         POST-EFFECTIVE AMENDMENT NO. 36                                                                        [X]

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                                                                               [X]

         Amendment No. 34                                                                                       [X]

                                       OPPENHEIMER MULTIPLE STRATEGIES FUND
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                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                     (Address of Principal Executive Offices)

                                                   212-323-0200
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                                          (Registrant's Telephone Number)

                                                  ROBERT G. ZACK
                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[  ]  Immediately upon filing pursuant to paragraph (b)
[X]   On January 28, 2002, pursuant to paragraph (b)
[  ]  60 days after filing, pursuant to paragraph (a)(1)
[  ]  On ________, pursuant to paragraph (a)(1)
[  ]  75 days after filing, pursuant to paragraph (a)(2)
[  ]  On ________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ]  This  post  effective  amendment  designates  a new  effective  date for a  previously  filed  post-effective amendment.